CXH-Q1

Quarterly Report
February 28, 2026
MFS®  Investment Grade Municipal Trust

Portfolio of Investments
2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 158.1%
Alabama – 3.0%
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	$265,000	$277,181
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	750,000	802,556
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	170,000	181,341
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B”, 5%, 9/01/2033	375,000	397,324
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	115,000	119,857
Southeast Alabama Energy Authority (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	325,000	353,636
		$2,131,895
Alaska – 0.9%
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	$270,000	$286,525
Alaska Municipal Bond Bank Authority, General Obligation Refunding, “2”, 5.25%, 12/01/2045	100,000	105,845
Alaska Municipal Bond Bank Authority, General Obligation Refunding, “2”, 5.5%, 12/01/2050	125,000	131,930
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2054	125,000	130,683
		$654,983
Arizona – 4.5%
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2038	$300,000	$307,371
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5%, 7/01/2043	110,000	109,974
Arizona Industrial Development Authority, Student Housing Rev. (Provident Group-NCCU Properties LLC-North Carolina Central University Project), “A”, BAM, 5%, 6/01/2049	375,000	379,277
Arizona Salt Verde Financial Corp., Senior Gas Rev., 5%, 12/01/2032	795,000	879,934
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 4.25%, 6/01/2047	95,000	93,704
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 5%, 6/01/2053	640,000	656,563
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	80,000	80,007
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	80,000	79,289
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2051 (n)	300,000	179,853
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “B”, 5.75%, 12/15/2057 (n)	100,000	69,429
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	120,000	91,886
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	140,000	149,958
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	150,000	146,252
		$3,223,497
Arkansas – 0.8%
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 5.25%, 3/01/2053	$435,000	$455,330
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	120,000	120,108
		$575,438
California – 8.7%
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 4.25%, 7/01/2043 (u)	$455,000	$461,915
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 4.5%, 7/01/2054 (u)	850,000	839,593
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2036	100,000	108,975
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2056 (Put Date 11/01/2035)	305,000	338,782
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	735,000	789,892
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	160,000	173,098
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	471,379	500,962
California Housing Finance Agency Municipal Certificates, “X”, 0.799%, 11/20/2035 (i)	1,707,603	69,083

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	$95,000	$96,846
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	100,000	87,684
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 6), “A”, 5%, 8/01/2052 (n)	235,000	225,879
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	100,000	100,015
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	130,000	133,779
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	365,000	365,941
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	245,000	245,325
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	120,000	120,090
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	250,000	250,128
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	100,000	100,396
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 4.5%, 11/01/2052	125,000	126,805
Mount San Antonio, CA, Community College District Rev. (Election of 2008), “A”, 5.875%, 8/01/2028	140,000	149,455
River Islands, CA, Public Finance Authority Improvement Area No. 1, Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	205,000	217,440
State of California, Veterans General Obligation, “CU”, 4.85%, 12/01/2046	255,000	266,339
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	325,000	300,619
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	330,000	169,130
		$6,238,171
Colorado – 4.7%
Adams & Arapahoe Counties, CO, Joint School District No. 28J, Certificates of Participation, BAM, 5.5%, 12/01/2054	$145,000	$156,285
Aurora, CO, Science & Technology Park Metropolitan District No. 1, Special Rev., “A”, AGM, 5%, 12/01/2054	80,000	80,994
Aurora, CO, Science & Technology Park Metropolitan District No. 1, Special Rev., “B”, AGM, 4.75%, 12/15/2054	185,000	185,469
Broomfield, CO, Midcities Metropolitan District No. 2, Special Rev., AGM, 4%, 12/01/2046	349,000	332,164
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	75,000	75,060
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	145,000	145,711
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	365,000	379,714
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	80,000	71,114
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2055	115,000	114,526
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	80,000	75,245
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	80,000	72,291
Denver, CO, City & County Housing Authority, Multi-Family Housing Rev. (4965 Washington Street Project), “A”, 5%, 12/01/2045	15,000	15,500
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	120,000	120,674
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	425,000	407,546
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	95,000	95,045
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 12/01/2055	120,000	129,269
Denver, CO, Multi-Family Housing Authority Rev. (FLO Senior Apartment Project), “A”, 4.5%, 7/01/2041	290,000	298,515
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.25%, 6/01/2059	105,000	108,801
Loveland, CO, Lakes at Centerra Metropolitan District No. 2, General Obligation., “A”, AGM, 5%, 12/01/2049	500,000	511,120
		$3,375,043
Connecticut – 1.6%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2037	$675,000	$677,145
Connecticut Mohegan Tribal Finance Authority, Economic Development, 7%, 2/01/2045 (n)	255,000	257,057
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “C”, 4.75%, 10/01/2032	210,000	221,377
		$1,155,579
District of Columbia – 2.8%
District of Columbia Refunding Rev. (Catholic University of America), “A”, 5.75%, 10/01/2055	$100,000	$106,750
Metropolitan Washington, D.C., Airports Authority System Refunding Rev., “A”, 5.5%, 10/01/2044	135,000	151,409
Metropolitan Washington, D.C., Airports Authority System Refunding Rev., “A”, 4.5%, 10/01/2053	290,000	277,449

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
District of Columbia – continued
Metropolitan Washington, D.C., Airports Authority System Refunding Rev., “A”, 5.5%, 10/01/2054 (u)	$1,355,000	$1,430,724
		$1,966,332
Florida – 9.8%
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	$80,000	$80,085
Collier County, FL, Industrial Development Authority, Healthcare Facilities Rev. (NCH Healthcare System Projects), “A”, AGM, 5%, 10/01/2054	90,000	92,305
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5.25%, 7/01/2053	500,000	497,521
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	100,000	84,153
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	200,000	186,646
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	165,000	123,521
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	250,000	253,787
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	100,000	90,287
Florida Pompano Beach Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	170,000	138,655
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2048	475,000	500,827
Hillsborough County, FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2050	1,000,000	867,624
Lee County, FL, Airport Rev., 5.5%, 10/01/2056 (w)	110,000	117,983
Lee County, FL, Airport Rev., AGM, 5.25%, 10/01/2054	85,000	88,772
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), 5%, 11/15/2044	100,000	101,625
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), 5%, 11/15/2049	160,000	159,415
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2054	295,000	288,903
Miami Beach, FL, Health Facilities Authority, Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	440,000	383,561
Miami-Dade County, FL, Aviation Rev., “A”, 5.5%, 10/01/2055	260,000	273,777
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	580,000	512,677
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Health Obligated Group), “A”, 5.25%, 10/01/2056	240,000	251,576
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	105,000	67,201
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	175,000	83,132
Palm Beach County, FL, Educational Facilities Authority Rev. (Palm Beach Atlantic University, Inc.), 5.25%, 10/01/2053	120,000	119,893
Palm Beach County, FL, Health Facilities Authority Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), 5%, 11/15/2055	215,000	215,126
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	130,000	107,595
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.75%, 9/01/2054	390,000	422,222
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	100,000	101,436
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Rev., “A”, 5.25%, 10/01/2056	200,000	208,324
South Miami, FL, Health Facilities Authority, Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2047	355,000	323,276
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	85,000	85,108
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.625%, 1/01/2060	100,000	100,412
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	100,000	100,692
		$7,028,117
Georgia – 3.6%
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	$117,000	$106,555
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	110,000	115,221
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	100,000	96,268
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	120,000	121,613
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	250,000	265,489
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2043	75,000	76,820
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	390,000	421,042
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2064	245,000	248,453
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project P), “A”, 5.5%, 7/01/2064	130,000	134,741

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
Georgia Ports Authority Rev., 4%, 7/01/2052	$145,000	$136,984
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	560,000	582,966
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2061	100,000	100,253
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6.25%, 6/01/2061	165,000	166,200
		$2,572,605
Hawaii – 0.2%
Hawaii Airports System Rev., “A”, 5.5%, 7/01/2054	$135,000	$144,577
Illinois – 10.0%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$360,000	$342,871
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	85,000	87,594
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2046	100,000	99,852
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6%, 4/01/2046	555,000	562,306
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	175,000	186,265
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	100,000	99,629
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	100,000	93,659
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	230,000	211,137
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	180,000	170,976
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	210,000	210,679
Chicago, IL, General Obligation, “A”, BAM, 6%, 1/01/2046	405,000	446,657
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	220,000	51,224
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	140,000	141,279
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	75,000	75,400
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	560,000	581,405
Cook County, IL, Community College District No. 508, Unlimited Tax General Obligation Dedicated Rev. (City Colleges), BAM, 5%, 12/01/2047	455,000	459,504
Illinois Finance Authority Rev. (Lake Forest College), “A”, 5.25%, 10/01/2052	280,000	277,859
Illinois Finance Authority Rev. (Moorings of Arlington Heights), “A”, 5.375%, 11/01/2055	100,000	101,281
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	250,000	263,375
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	230,000	200,631
Illinois Housing Development Authority Rev., “A”, GNMA, 4.9%, 4/01/2047	465,000	474,568
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	100,000	100,184
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	130,000	130,000
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2044	175,000	183,704
State of Illinois, General Obligation, 5.5%, 5/01/2039	495,000	535,417
State of Illinois, General Obligation, 5.75%, 5/01/2045	475,000	504,390
State of Illinois, General Obligation, “A”, 5.5%, 3/01/2047	560,000	592,074
		$7,183,920
Indiana – 2.9%
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 1/15/2063	$350,000	$386,885
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 5.75%, 6/01/2053	145,000	154,883
Indiana Finance Authority, Environmental Refunding Rev. (Duke Energy Indiana, Inc. Project), “A-2”, 4.5%, 5/01/2035 (Put Date 6/01/2032)	425,000	430,787
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	295,000	297,301
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 5%, 1/01/2052	495,000	503,522
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	120,000	121,434
Indianapolis, IN, Local Public Improvement Bond Bank Rev. (Convention Center Hotel), “F-1”, BAM, 5.25%, 3/01/2067	180,000	188,084
		$2,082,896
Iowa – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$170,000	$139,501

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – 0.4%
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	$100,000	$100,399
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	195,000	195,099
		$295,498
Kentucky – 0.7%
Kentucky Economic Development Finance Authority, Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	$230,000	$234,917
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	250,000	261,790
		$496,707
Louisiana – 1.8%
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	$240,000	$240,035
Louisiana Public Facilities Authority Rev. (I-10 Calcasieu River Bridge Public-Private Partnership Project), 5.75%, 9/01/2064	120,000	124,865
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	450,000	455,401
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	445,000	336,855
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2054	100,000	105,634
		$1,262,790
Maine – 1.2%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$100,000	$104,507
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A”, AGM, 5%, 12/01/2045	365,000	374,681
Maine Health & Higher Educational Facilities Authority Rev., “A”, AGM, 4.375%, 7/01/2053	375,000	367,302
		$846,490
Maryland – 0.8%
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	$280,000	$284,370
Maryland Health & Higher Educational Facilities Authority Rev. (Kennedy Krieger Institute, Inc.), “A”, 5.5%, 7/01/2056	115,000	119,895
Maryland Stadium Authority, Baltimore City Public Schools Construction & Revitalization Program Rev., Capital Appreciation, “C”, 0%, 5/01/2053	630,000	172,237
		$576,502
Massachusetts – 1.4%
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	$145,000	$131,554
Massachusetts Development Finance Agency Rev. (Middlesex Sustainable Energy Partners), 6%, 10/01/2049	100,000	108,160
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	100,000	97,759
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project - PRG Medford Properties, Inc.), 5.25%, 6/01/2065	100,000	104,577
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	80,000	80,883
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	80,000	54,881
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	250,000	210,378
Massachusetts Educational Financing Authority, Education Loan Rev., “D”, 5%, 7/01/2054	130,000	126,394
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	145,000	115,882
		$1,030,468
Michigan – 4.5%
Board of Regents of Eastern Michigan University, General Rev., “A”, 4%, 3/01/2047	$240,000	$214,716
Grand Rapids, MI, Economic Development Corp., Limited Obligation Rev. (Beacon Hill at Eastgate Project), “A”, 6.125%, 11/01/2060	185,000	186,470
Michigan Finance Authority, Hospital Rev. (Henry Ford Health System), 3.25%, 11/15/2042	570,000	499,692
Michigan Housing Development Authority, Rental Housing Rev., “A”, 4.75%, 10/01/2059	455,000	458,325
Michigan Technological University Board of Trustees, General Rev., “A”, AGM, 5.25%, 10/01/2052	1,675,000	1,740,436
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5.75%, 12/01/2050	100,000	109,448
		$3,209,087

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Minnesota – 0.5%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	$75,000	$75,179
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	105,000	107,191
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	85,000	80,144
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	85,000	85,661
		$348,175
Mississippi – 2.3%
Mississippi Development Bank, Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$90,000	$91,497
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.65%, 12/01/2048	1,000,000	1,002,474
University of Mississippi Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	580,000	541,971
		$1,635,942
Missouri – 2.3%
Jackson County, MO, Special Obligations, “A”, 5.25%, 12/01/2058 (u)	$1,160,000	$1,217,326
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	435,000	436,472
		$1,653,798
Nebraska – 0.7%
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5.25%, 12/15/2049	$500,000	$526,122
New Hampshire – 1.9%
New Hampshire National Finance Authority Rev. (Abilene Christian University Energy Projects), “A”, 5.25%, 11/01/2054	$195,000	$199,739
New Hampshire National Finance Authority, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	370,000	387,161
New Hampshire National Finance Authority, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	95,000	100,202
New Hampshire National Finance Authority, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	278,698	290,414
New Hampshire National Finance Authority, Municipal Certificates, “2-A”, 4%, 10/20/2036	186,860	190,715
New Hampshire National Finance Authority, Municipal Certificates, “A-2”, 4.216%, 11/20/2042	165,153	159,907
		$1,328,138
New Jersey – 2.5%
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	$95,000	$98,237
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	225,000	225,289
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	115,000	115,682
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.625%, 1/01/2045	100,000	104,952
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	155,000	155,601
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	385,000	389,529
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	115,000	114,002
New Jersey Housing & Mortgage Finance Agency, Multi-Family Conduit Rev. (Riverview Towers Apartments), “B”, GNMA, 5.25%, 12/20/2065	305,503	336,560
New Jersey Transportation Trust Fund Authority, “AA”, 4.25%, 6/15/2044	260,000	264,229
		$1,804,081
New York – 14.6%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$380,000	$375,779
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	75,000	71,098
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2052	1,000,000	1,012,613
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.5%, 12/01/2051	100,000	106,542
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2055	250,000	261,841
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), “A”, 5.25%, 12/01/2052	280,000	283,091
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	250,000	252,021
New York City Water Finance Authority, Water and Sewer System Second General Resolution Rev., “CC-1”, 5.25%, 6/15/2054 (u)	1,355,000	1,435,187
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.5%, 10/01/2054	105,000	112,333
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 4%, 3/15/2048	220,000	209,201

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$800,000	$801,313
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	285,000	300,466
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	320,000	331,401
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	200,000	206,998
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	245,000	251,111
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	490,000	502,909
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	465,000	487,846
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060 (u)	680,000	686,295
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060 (u)	695,000	710,900
New York, NY, City Housing Development Corp., Housing Impact (Sustainable Development Bonds), “A”, 4.8%, 2/01/2053	165,000	165,976
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “G”, 4.95%, 11/01/2058	505,000	508,813
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “D1”, 4%, 12/15/2031	100,000	103,511
New York, NY, Mortgage Agency Homeowner Rev., 4.7%, 10/01/2038	130,000	136,291
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	105,000	88,063
Port Authority of NY & NJ (234th Series), 5.5%, 8/01/2052	355,000	375,280
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	110,000	87,698
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	215,000	164,556
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	385,000	387,599
		$10,416,732
North Carolina – 1.5%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	$130,000	$110,020
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community Project), 5.25%, 11/01/2050	100,000	102,546
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community Project), 5.25%, 11/01/2056	150,000	152,266
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	655,000	669,738
		$1,034,570
Ohio – 5.1%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	$220,000	$181,657
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, 5.5%, 1/01/2050	510,000	543,400
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	220,000	204,029
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	580,000	574,232
Cuyahoga County, OH, Metropolitan Housing Authority, General Rev. (2045 Initiative Project), 2%, 12/01/2031	75,000	68,811
Greene County, OH, Port Authority Economic Development, Facilities Rev. (Community First Solutions Obligated Group), “B”, 5%, 5/15/2059	160,000	155,594
Hamilton County, OH, Healthcare Improvement & Refunding Rev. (Life Enriching Communities Project), 5.5%, 1/01/2055	100,000	102,667
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	405,000	409,211
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	90,000	87,795
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	70,000	72,868
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), 5.25%, 5/01/2054	105,000	103,451
Ohio Housing Finance Agency, Multi-Family Tax Exempt Mortgage-Backed (Macarthur Park Apartments Project), “A”, FNMA, 4.5%, 5/01/2039	313,411	340,015
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	320,000	321,857
Warren County, OH, Healthcare Facilities Rev. (Otterbein Homes Obligated Group), 5%, 7/01/2054	500,000	500,359
		$3,665,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Oklahoma – 2.4%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$85,000	$58,395
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	45,000	35,998
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	185,000	193,281
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	185,000	188,985
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	165,000	165,277
Tulsa County, OK, Industrial Authority, Senior Living Community Refunding Rev. (Montereau, Inc. Project), “A”, 5.25%, 11/15/2045	1,050,000	1,054,924
		$1,696,860
Oregon – 0.4%
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2052	$160,000	$157,168
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	155,000	133,862
		$291,030
Pennsylvania – 13.9%
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2055	$385,000	$408,151
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	555,000	529,195
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	106,000	114,340
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	508,000	485,681
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	254,000	188,159
Cumberland County, PA, Municipal Authority Rev. (Messiah Village Project), “A”, 5.5%, 6/01/2056	110,000	111,765
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	100,000	111,060
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	940,000	651,824
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	75,000	55,346
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	205,000	204,983
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	105,000	106,581
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	1,000,000	1,003,523
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2044	375,000	164,378
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	175,000	37,324
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	350,000	355,877
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	290,000	316,394
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	405,000	410,471
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2042	435,000	436,028
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	78,000	75,891
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	102,000	105,545
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	160,000	164,414
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 6.25%, 10/01/2054 (u)	2,315,000	2,568,748
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	282,745	301,871
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053	185,000	197,639
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5.25%, 10/01/2044	110,000	116,692
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	645,000	652,280
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	100,000	98,667
		$9,972,827

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – 4.2%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	$280,000	$271,392
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	40,000	40,005
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	175,000	178,203
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	205,000	209,582
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	29,000	29,185
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,816,000	1,778,659
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	194,000	194,337
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	1,000	936
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	153,000	147,922
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	527,000	188,609
		$3,038,830
Rhode Island – 0.5%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	$390,000	$388,840
South Carolina – 3.2%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	$190,000	$196,368
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community Obligated Group), 5.375%, 4/01/2056	100,000	101,089
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community Obligated Group), “A”, 5%, 4/01/2044	130,000	131,518
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.5%, 11/15/2044	100,000	105,117
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	270,000	272,750
South Carolina Public Service Authority Refunding Rev. (Santee Cooper), “B”, AGM, 5%, 12/01/2054 (u)	1,420,000	1,485,507
		$2,292,349
Tennessee – 3.1%
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	$80,000	$84,663
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5.25%, 7/01/2064	185,000	192,343
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2052	150,000	157,737
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2056	100,000	106,941
Nashville and Davidson County, TN, Health & Education Facilities, Board of Metropolitan Government, Multi-Family Tax-Exempt Mortgage-Backed (Ben Allen Ridge Apartments Project), “A”, 4.75%, 2/01/2048	234,178	238,421
Rutherford County, Tennessee, Health & Educational Facilities Board, Student Housing Rev. (Madrone - MTSU Student Housing I, LLC Project), “A-1”, BAM, 5%, 7/01/2065	100,000	100,261
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	515,000	561,101
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	335,000	338,868
Tennessee Housing Development Agency, Residential Finance Program Rev., “2A”, 4.7%, 7/01/2053	450,000	449,431
		$2,229,766
Texas – 20.4%
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.875%, 6/15/2065	$100,000	$101,834
Arlington, TX, Higher Education Finance Corp., Education Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.25%, 8/15/2047	250,000	243,801
Austin, TX, Airport System Rev., 5%, 11/15/2052	185,000	187,597
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	155,000	155,204
Denton County, TX, Northlake Municipal Management District No. 2, AGM, 4.5%, 3/01/2044	1,125,000	1,133,765
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	155,000	157,951
Fort Bend County, TX, Municipal Utility District No. 170, Taxable, BAM, 4.375%, 9/01/2039	1,080,000	1,100,624
Galveston County, TX, Municipal Utility District No. 56, Unlimited Tax, AGM, 4.5%, 6/01/2047	500,000	500,053
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	250,000	250,411
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	230,000	209,583
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	210,000	77,840
Houston, TX, Airport System Refunding Rev., “A”, AGM, 5.25%, 7/01/2053	180,000	185,685

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University Project), 5.25%, 10/01/2054	$110,000	$107,934
Jarrell, TX, Independent School District, Unlimited Tax Building, Texas PSF, 5.25%, 2/15/2055	500,000	533,698
Kaufman County, TX, Fresh Water Supply District No. 4A, Unlimited Tax Utility, BAM, 4.5%, 9/01/2045	1,000,000	1,005,229
Matagorda County, TX, Navigation District No. 1 (Houston Lighting), AAC, 5.125%, 11/01/2028	2,000,000	2,107,289
Memorial City, TX, Redevelopment Authority, Tax Increment Contract Rev., AGM, 5%, 9/01/2049	375,000	385,239
Montgomery County, TX, Water Control & Improvement District No. 1, Unlimited Tax, BAM, 4.625%, 3/01/2043	1,115,000	1,136,205
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-2”, 4.625%, 10/01/2030	100,000	100,035
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2060	100,000	98,952
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	160,000	160,275
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	60,000	60,057
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton Museum Way), 5.75%, 12/01/2054	389,506	341,266
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 5.25%, 9/01/2053	435,000	445,326
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2043	180,000	190,095
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	170,000	186,451
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	165,000	166,761
Texas Transportation Finance Corp., Subordinate Tier Toll Refunding Rev. (TELA Supported), “A”, 5.5%, 10/01/2055 (u)	1,620,000	1,769,195
Texas Water Development Board, Water Implementation Rev., 5%, 10/15/2057	1,000,000	1,033,753
Tomball, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 3.875%, 2/15/2043	500,000	501,393
		$14,633,501
Utah – 0.6%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2043	$265,000	$271,404
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	165,000	145,771
		$417,175
Vermont – 0.3%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “A-2”, 4.375%, 6/01/2052 (Put Date 6/01/2032)	$100,000	$102,977
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	120,000	119,258
		$222,235
Virginia – 3.2%
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	$225,000	$224,567
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	285,000	312,681
Virginia Housing Development Authority, Rental Housing, “D”, 4.875%, 8/01/2065	920,000	924,035
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2052	250,000	248,024
Williamsburg, VA, Economic Development Authority, Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 5.25%, 7/01/2053	560,000	590,741
		$2,300,048
Washington – 2.8%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$300,000	$302,500
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2033	80,000	82,544
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2038	100,000	101,850
Grays Harbor County, WA, Public Hospital District No. 2, General Obligation Refunding, 5%, 12/15/2048	195,000	183,959
King County, WA, Housing Authority, Pooled Housing Refunding Rev., 5.375%, 7/01/2045	100,000	106,176
Port of Vancouver, WA, Limited Tax General Obligation, 5.125%, 12/01/2055	420,000	430,905
Vancouver, WA, Housing Authority, Multi-Family Rev. (Cougar Creek Project), “A”, 4.5%, 10/01/2042	165,000	170,435
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	140,000	139,494
Washington State Housing Finance Commission, Municipal Certificates, “1-A”, 4.221%, 3/01/2050	70,279	71,049
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), “A”, 6.25%, 1/01/2061	315,000	315,332

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2064	$100,000	$102,035
		$2,006,279
Wisconsin – 7.2%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	$405,000	$227,756
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	175,000	97,702
Wisconsin Health & Educational Facilities Authority Rev. (Aspirus, Inc. Obligated Group), 4%, 8/15/2048	700,000	636,013
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5.5%, 12/01/2052	130,000	139,736
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	325,000	295,268
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5.25%, 11/15/2061	100,000	101,640
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	195,000	177,967
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	330,000	287,475
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	100,000	96,129
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “A”, 5%, 10/01/2052	420,000	430,390
Wisconsin Public Finance Authority, Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	700,000	612,571
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	255,000	198,559
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	255,000	186,150
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	195,000	203,235
Wisconsin Public Finance Authority, Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.625%, 7/01/2055	635,000	673,484
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	15,000	13,140
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	195,000	203,935
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	135,000	135,106
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	75,000	73,369
Wisconsin Public Finance Authority, Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	155,000	109,275
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “A”, 5.25%, 6/15/2055	100,000	101,006
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	125,000	89,581
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	82,000	42,590
		$5,132,077
Total Municipal Bonds		$113,225,417
Other Municipal Bonds – 0.7%
Multi-Family Housing Revenue – 0.7%
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	$283,052	$289,014
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.227%, 7/25/2041 (i)(n)	357,134	31,439
FRETE 2023-ML16 Trust, “A”, 4.632%, 7/25/2038	135,677	142,033
Total Other Municipal Bonds		$462,486
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	$120,000	$76,435

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 3.7% (v)	617,717	$617,779

Other Assets, Less Liabilities – (7.8)%		(5,586,131)
Remarketable Variable Rate MuniFund Term Preferred Shares (RVMTP shares), at liquidation value (issued by the fund) – (52.0)%		(37,200,000)
Net assets applicable to common shares – 100.0%		$71,595,986

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $617,779 and
$113,764,338, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,755,070, representing 8.0% of net assets applicable to common shares.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$113,687,903	$—	$113,687,903
U.S. Corporate Bonds	—	76,435	—	76,435
Investment Companies	617,779	—	—	617,779
Total	$617,779	$113,764,338	$—	$114,382,117
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended February 28, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,575,816	$3,216,574	$4,174,551	$98	$(158)	$617,779

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$21,304	$—